Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Notes Payable

	December 31, 2013	March 31, 2013

Notes payable to acquire certain intangible asset, with a maturity date at the board of directors discretion and accrues no interest, unsecured	$-	$320,000
Notes payable to shareholders, unsecured, payable at a maturity date at the board of directors discretion, and accrues interest at 7.5% annually (“7.5% Angel Notes”)	-	1,793,085
Notes payable to shareholders, unsecured, payable at a maturity date at the board of directors discretion, and accrues interest at 15% annually (“15% Angel Notes”)	-	1,348,133
Notes payable to shareholders, unsecured, payable at August 31, 2014, and accrues interest at 8% annually, net of debt discount of $29,436	35,564	-
Total notes payable	$35,564	$3,461,218

	March 31, 2013	March 31, 2012

Notes payable to acquire certain intangible asset, with an undetermined maturity date (at the board of directors discretion) and accrues no interest, unsecured	$320,000	$320,000
Notes payable to shareholders, unsecured, payable at an undermined maturity date (at the board of directors discretion), and accrues interest at 7.5% annually (“7.5% Angel Notes”)	1,793,085	1,793,085
Notes payable to shareholders, unsecured, payable at an undermined maturity date (at the board of directors discretion), and accrues interest at 15% annually (“15% Angel Notes”)	1,348,133	1,348,133

Total notes payable	$3,461,218	$3,461,218